Consolidated cash flow statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [line items]
Net income	$ 3,257	$ 4,024	$ 6,413	$ 7,633
Reversal of non-cash items and other adjustments	3,377	2,954	5,868	5,666
Dividends received from associated companies and others	1	1	1	1
Interest received	44	39	127	161
Interest paid	(339)	(248)	(540)	(480)
Other financial receipts		398		398
Other financial payments	(41)	8	(53)	(13)
Income taxes paid	(398)	(675)	(1,185)	(1,215)
Net cash flows from operating activities before working capital and provision changes	5,901	6,501	10,631	12,151
Payments out of provisions and other net cash movements in non-current liabilities	(251)	(279)	(518)	(516)
Changes in working capital and other operating cash flow items	232	442	(555)	(1,326)
Net cash flows from operating activities	5,882	6,664	9,558	10,309
Purchases of property, plant and equipment	(321)	(331)	(667)	(585)
Proceeds from sale of property, plant and equipment	26	1	31	11
Purchases of intangible assets	(437)	(227)	(898)	(1,467)
Purchases of financial assets	(16)	(22)	(40)	(40)
Proceeds from sale of financial assets	49	20	86	45
Acquisitions of businesses	(23)	(127)	(11,704)	(127)
Acquisitions applying the optional concentration test	(2,720)	(1,537)	(2,720)	(1,537)
Divestments of businesses, net	62	(11)	60	(15)
Investments in time deposits and marketable securities	(30)	(36)	(60)	(73)
Proceeds from time deposits and from sale of marketable securities	87	30	856	1,881
Other investing cash flows, net	218	(3)	215	(6)
Net cash flows (used in)/from investing activities	(3,105)	(2,243)	(14,841)	(1,913)
Dividends paid to shareholders of Novartis AG	(2,871)	(2,485)	(9,068)	(7,818)
Purchases of treasury shares	(1,199)	(2,714)	(3,074)	(5,430)
Proceeds from exercised options and other treasury share transactions, net	14	20	14	21
Proceeds from non-current financial debts	1,982		12,900
Repayments of the current portion of non-current financial debts	(20)	(603)	(39)	(1,613)
Change in current financial debts	208	850	955	1,406
Payments of lease liabilities	(67)	(66)	(140)	(135)
Other financing cash flows, net	(67)	(215)	11	(192)
Net cash flows from/(used in) financing activities	(2,020)	(5,213)	1,559	(13,761)
Net change in cash and cash equivalents before effect of exchange rate changes	757	(792)	(3,724)	(5,365)
Effect of exchange rate changes on cash and cash equivalents	(18)	382	(95)	562
Net change in cash and cash equivalents	739	(410)	(3,819)	(4,803)
Cash and cash equivalents at beginning of period	6,877	7,066	11,435	11,459
Cash and cash equivalents at end of period	$ 7,616	$ 6,656	$ 7,616	$ 6,656